Investment Objectives and Goals	Nov. 30, 2024
ARK Fintech Innovation ETF
Prospectus [Line Items]
Risk/Return [Heading]	ARK Fintech Innovation ETF
ARK Space Exploration & Innovation ETF
Prospectus [Line Items]
Risk/Return [Heading]	ARK Space Exploration & Innovation ETF